Share-based Compensation - Other Share Incentive Plan (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) installment	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Share based Compensation
Compensation expenses | ¥	¥ 3,647,662	¥ 3,882,939	¥ 3,242,810
Unrecognized share based compensation expenses relating to share options | ¥	14,800
Other Share Incentive Plan
Share based Compensation
Compensation expenses | ¥	¥ 232,200	¥ 266,400	¥ 289,000
Certain subsidiaries | Equal to or more than | Stock options
Share based Compensation
Expiration period	4 years
Certain subsidiaries | Less than | Stock options
Share based Compensation
Expiration period	7 years
Certain subsidiaries | Other Share Incentive Plan | Vesting option I
Share based Compensation
Percentage of vesting of equity awards on the predefined Vesting Commencement Date	100.00%
Certain subsidiaries | Other Share Incentive Plan | Vesting option II
Share based Compensation
Number of equal installments of vesting of equity awards from the predefined Vesting Commencement Date	2
Certain subsidiaries | Other Share Incentive Plan | Vesting option III
Share based Compensation
Number of equal installments of vesting of equity awards from the predefined Vesting Commencement Date	3
Certain subsidiaries | Other Share Incentive Plan | Vesting option IV
Share based Compensation
Number of equal installments of vesting of equity awards from the predefined Vesting Commencement Date	4
Certain subsidiaries | Other Share Incentive Plan | Vesting option V
Share based Compensation
Number of equal installments of vesting of equity awards from the predefined Vesting Commencement Date	5
Certain subsidiaries | Other Share Incentive Plan | Equal to or more than
Share based Compensation
Expiration period	4 years
Certain subsidiaries | Other Share Incentive Plan | Less than
Share based Compensation
Expiration period	7 years